Revenue Recognition - Contract Balance (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition
Accounts receivable-trade, net	¥ 76,733	¥ 621,867	¥ 534,686
Contract liabilities:
Current	78,320	109,307	89,008
Long-term	45,615	71,134	156,431
Total	123,935	180,441	245,439
Prepaid card liability	¥ 228,112	¥ 402,742	¥ 507,405